Loans, Credit Quality Indicator (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 747,050,011	$ 716,321,321	$ 813,250,673
Loan balance for reviewing, minimum	50,000
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	55,684,492	48,986,102
Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	6,210,953	8,421,884	10,551,791
Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	53,808,056	58,545,820	72,309,231
Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	5,852,238	3,530,502	4,373,011
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	334,386,177	315,280,748	362,878,565
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	203,844,522	193,637,817
Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	49,056,861	48,225,406	52,778,389
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	29,777,776	30,449,303
Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	8,428,936	9,243,739
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	663,237,573	611,939,175
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	49,947,552	42,586,230
Pass [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	6,155,864	8,153,224
Pass [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	37,256,301	28,745,596
Pass [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	5,748,829	3,227,392
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	298,222,139	272,062,206
Pass [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	183,222,020	175,099,480
Pass [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	45,495,038	43,664,126
Pass [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	28,839,058	29,372,493
Pass [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	8,350,772	9,028,428
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	25,573,039	29,605,183
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,417,735	1,480,726
Special Mention [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0
Special Mention [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,663,588	2,814,113
Special Mention [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	103,409	303,110
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	9,759,473	14,789,290
Special Mention [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	11,412,973	8,343,336
Special Mention [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	913,487	1,413,476
Special Mention [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	293,467	361,714
Special Mention [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	8,907	99,418
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	58,239,399	74,776,963
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	4,319,205	4,919,146
Substandard [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	55,089	268,660
Substandard [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	14,888,167	26,986,111
Substandard [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	26,404,565	28,429,252
Substandard [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	9,209,529	10,195,001
Substandard [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	2,648,336	3,147,804
Substandard [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	645,251	715,096
Substandard [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 69,257	$ 115,893